Commitments (Details Narrative)	3 Months Ended		12 Months Ended
	Mar. 31, 2018 USD ($) a	Mar. 31, 2017 USD ($)	Dec. 31, 2017 USD ($) a	Dec. 31, 2016 USD ($)
Lease expiration date	Sep. 30, 2019		Sep. 30, 2019
Lease term	5 years		5 years
Area of land | a	17,640		17,640
Rent expenses	$ 71,736	$ 54,550	$ 242,484	$ 218,997
Company leases outstanding balance	6,074		9,665
Research and development expense	51,878	82,770	231,770	370,625
Technology License Agreement [Member]
Research and development expense	0	$ 14,685	100,000	100,000
Technology License Agreement [Member] | Third Party Vendor [Member]
Minimum consulting amount	$ 100,000		$ 100,000
Royalty percentage of net sales	7.00%		7.00%
Royalty expenses	$ 1,428,571		$ 1,428,571
Amended Agreement [Member]
Total royalty owed under agreement	$ 140,713		$ 190,713	$ 165,553
Operating Leases [Member]
Lease expiration date	Aug. 31, 2020		Aug. 31, 2020